Other Financial Liabilities - Current - Summary of Other Current Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Categories of current financial liabilities [abstract]
Liability towards vehicles sold under repurchase arrangements	$ 350.7	₨ 26,581.4	₨ 36,228.8
Interest accrued but not due	230.5	17,468.0	16,032.3
Lease liabilities	106.7	8,095.4	8,140.0
Derivative financial instruments	586.3	44,434.2	24,201.8
Others	78.8	5,970.4	2,855.0
Total	$ 1,353.0	₨ 102,549.4	₨ 87,457.9